Quarterly Holdings Report
for
Fidelity® Fundamental Emerging Markets ETF
July 31, 2025
FEM-NPRT3-0925
1.9916396.100
Common Stocks - 99.5%
	Shares	Value ($)
BRAZIL - 6.0%
Consumer Discretionary - 0.7%
Broadline Retail - 0.6%
MercadoLibre Inc (b)	29	68,843
Textiles, Apparel & Luxury Goods - 0.1%
Azzas 2154 SA	1,626	10,361
TOTAL CONSUMER DISCRETIONARY		79,204

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
PRIO SA/Brazil (b)	7,918	59,658
Financials - 1.7%
Banks - 1.5%
Itau Unibanco Holding SA	23,175	145,518
NU Holdings Ltd/Cayman Islands Class A (b)	2,439	29,805
		175,323
Capital Markets - 0.2%
Banco BTG Pactual SA unit	3,236	22,613
TOTAL FINANCIALS		197,936

Industrials - 1.2%
Electrical Equipment - 0.5%
WEG SA	8,673	57,478
Ground Transportation - 0.7%
Localiza Rent a Car SA	12,551	77,621
TOTAL INDUSTRIALS		135,099

Materials - 1.2%
Metals & Mining - 1.2%
Vale SA	14,020	133,852
Utilities - 0.7%
Electric Utilities - 0.7%
Equatorial Energia SA	12,798	77,868
TOTAL BRAZIL		683,617
CHINA - 29.4%
Communication Services - 9.1%
Entertainment - 0.8%
Tencent Music Entertainment Group Class A ADR	4,183	87,801
Interactive Media & Services - 8.3%
Meitu Inc (c)(d)	28,296	43,543
Tencent Holdings Ltd	12,962	908,166
		951,709
TOTAL COMMUNICATION SERVICES		1,039,510

Consumer Discretionary - 8.0%
Automobile Components - 0.2%
Hesai Group ADR (b)	1,107	21,033
Automobiles - 0.8%
BYD Co Ltd H Shares	6,567	96,539
Broadline Retail - 4.5%
Alibaba Group Holding Ltd	15,376	226,625
JD.com Inc A Shares	3,525	55,188
PDD Holdings Inc Class A ADR (b)	2,101	238,358
		520,171
Diversified Consumer Services - 0.4%
TAL Education Group Class A ADR (b)	3,969	43,421
Hotels, Restaurants & Leisure - 1.2%
Meituan B Shares (b)(c)(d)	1,958	30,330
Trip.com Group Ltd	1,210	75,837
Yum China Holdings Inc	547	25,534
		131,701
Household Durables - 0.9%
Haier Smart Home Co Ltd H Shares	31,955	100,546
TOTAL CONSUMER DISCRETIONARY		913,411

Consumer Staples - 0.8%
Beverages - 0.8%
Eastroc Beverage Group Co Ltd A Shares (China)	782	30,550
Kweichow Moutai Co Ltd A Shares (China)	338	66,736
		97,286
Financials - 4.5%
Banks - 2.0%
China Construction Bank Corp H Shares	162,005	166,133
China Merchants Bank Co Ltd H Shares	10,456	67,930
		234,063
Insurance - 2.5%
China Life Insurance Co Ltd H Shares	66,158	191,732
Ping An Insurance Group Co of China Ltd H Shares	13,581	93,337
		285,069
TOTAL FINANCIALS		519,132

Health Care - 2.5%
Biotechnology - 0.4%
Zai Lab Ltd (b)	11,456	42,832
Life Sciences Tools & Services - 0.9%
Wuxi Apptec Co Ltd H Shares (c)(d)	7,889	106,225
Pharmaceuticals - 1.2%
Hansoh Pharmaceutical Group Co Ltd (c)(d)	29,957	134,902
TOTAL HEALTH CARE		283,959

Industrials - 3.2%
Electrical Equipment - 1.2%
Contemporary Amperex Technology Co Ltd A Shares (China)	1,857	68,246
Sieyuan Electric Co Ltd A Shares (China)	6,100	66,079
		134,325
Ground Transportation - 0.7%
Full Truck Alliance Co Ltd ADR	6,824	78,817
Machinery - 1.3%
Airtac International Group	2,189	62,637
Shenzhen Inovance Technology Co Ltd A Shares (China)	9,870	86,892
		149,529
TOTAL INDUSTRIALS		362,671

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.4%
Luxshare Precision Industry Co Ltd A Shares (China)	10,200	51,889
Technology Hardware, Storage & Peripherals - 0.6%
Xiaomi Corp B Shares (b)(c)(d)	9,541	64,600
TOTAL INFORMATION TECHNOLOGY		116,489

Utilities - 0.3%
Gas Utilities - 0.3%
Kunlun Energy Co Ltd	31,326	30,209
TOTAL CHINA		3,362,667
GREECE - 0.8%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
OPAP SA	1,572	35,269
Financials - 0.5%
Banks - 0.5%
Alpha Bank SA	10,766	40,545
National Bank of Greece SA	1,505	21,108
		61,653
TOTAL GREECE		96,922
HUNGARY - 1.5%
Financials - 1.5%
Banks - 1.5%
OTP Bank Nyrt	2,042	166,046
INDIA - 14.4%
Communication Services - 0.7%
Wireless Telecommunication Services - 0.7%
Bharti Airtel Ltd	3,806	83,244
Consumer Discretionary - 1.7%
Automobiles - 0.1%
Mahindra & Mahindra Ltd GDR (d)	296	10,686
Hotels, Restaurants & Leisure - 1.6%
Eternal Ltd (b)	31,088	109,329
MakeMyTrip Ltd (b)	779	72,907
		182,236
TOTAL CONSUMER DISCRETIONARY		192,922

Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Reliance Industries Ltd GDR (c)	4,199	264,537
Financials - 5.4%
Banks - 4.8%
HDFC Bank Ltd/Gandhinagar ADR	4,016	308,308
ICICI Bank Ltd ADR	6,941	233,912
		542,220
Consumer Finance - 0.5%
Bajaj Finance Ltd	5,670	57,086
Insurance - 0.1%
HDFC Life Insurance Co Ltd (c)(d)	1,900	16,401
TOTAL FINANCIALS		615,707

Health Care - 0.8%
Health Care Providers & Services - 0.7%
Max Healthcare Institute Ltd	5,367	76,406
Pharmaceuticals - 0.1%
Mankind Pharma Ltd (b)	332	9,738
TOTAL HEALTH CARE		86,144

Industrials - 2.7%
Aerospace & Defense - 0.7%
Hindustan Aeronautics Ltd (d)	1,602	82,987
Construction & Engineering - 2.0%
Larsen & Toubro Ltd GDR (d)	5,527	226,883
TOTAL INDUSTRIALS		309,870

Information Technology - 0.1%
IT Services - 0.1%
Tata Consultancy Services Ltd	536	18,598
Materials - 0.5%
Construction Materials - 0.5%
JK Cement Ltd	776	59,040
Utilities - 0.2%
Electric Utilities - 0.1%
Power Grid Corp of India Ltd	2,375	7,896
Independent Power and Renewable Electricity Producers - 0.1%
NTPC Ltd	3,364	12,847
TOTAL UTILITIES		20,743

TOTAL INDIA		1,650,805
INDONESIA - 1.7%
Financials - 1.7%
Banks - 1.7%
Bank Central Asia Tbk PT	384,347	193,283
KAZAKHSTAN - 0.3%
Financials - 0.3%
Consumer Finance - 0.3%
Kaspi.KZ JSC ADR	380	29,982
KOREA (SOUTH) - 10.5%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.3%
KT Corp	945	37,385
Interactive Media & Services - 0.4%
Kakao Corp	485	20,161
Webtoon Entertainment Inc (b)	2,500	25,100
		45,261
TOTAL COMMUNICATION SERVICES		82,646

Consumer Discretionary - 0.2%
Automobiles - 0.2%
Kia Corp	344	25,221
Consumer Staples - 0.1%
Tobacco - 0.1%
KT&G Corp	85	7,962
Financials - 0.4%
Banks - 0.4%
KB Financial Group Inc	560	44,510
Health Care - 0.7%
Life Sciences Tools & Services - 0.7%
Samsung Biologics Co Ltd (b)(c)(d)	111	84,883
Industrials - 1.0%
Aerospace & Defense - 0.9%
Korea Aerospace Industries Ltd	1,531	103,692
Electrical Equipment - 0.1%
LS Electric Co Ltd	38	8,456
TOTAL INDUSTRIALS		112,148

Information Technology - 7.4%
Semiconductors & Semiconductor Equipment - 2.4%
SK Hynix Inc	1,390	272,463
Technology Hardware, Storage & Peripherals - 5.0%
Samsung Electronics Co Ltd	11,187	572,464
TOTAL INFORMATION TECHNOLOGY		844,927

TOTAL KOREA (SOUTH)		1,202,297
MEXICO - 3.9%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV Series B	17,223	15,548
Consumer Staples - 1.9%
Consumer Staples Distribution & Retail - 1.9%
BBB Foods Inc Class A (b)	703	17,941
Wal-Mart de Mexico SAB de CV Series V	63,900	188,364
		206,305
Financials - 0.4%
Banks - 0.4%
Grupo Financiero Banorte SAB de CV	5,549	49,451
Materials - 0.5%
Construction Materials - 0.5%
Cemex SAB de CV unit	66,755	58,280
Real Estate - 1.0%
Industrial REITs - 0.4%
Prologis Property Mexico SA de CV	13,789	51,830
Real Estate Management & Development - 0.6%
Corp Inmobiliaria Vesta SAB de CV	24,054	67,680
TOTAL REAL ESTATE		119,510

TOTAL MEXICO		449,094
PANAMA - 0.1%
Industrials - 0.1%
Passenger Airlines - 0.1%
Copa Holdings SA Class A	144	15,935
PERU - 1.4%
Financials - 1.4%
Banks - 1.4%
Credicorp Ltd	653	154,761
PHILIPPINES - 0.3%
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Ayala Land Inc	89,885	38,589
POLAND - 1.8%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (b)(c)(d)	1,609	15,892
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Dino Polska SA (b)(c)(d)	4,670	61,821
Financials - 1.2%
Banks - 1.2%
Powszechna Kasa Oszczednosci Bank Polski SA	5,977	131,389
TOTAL POLAND		209,102
SAUDI ARABIA - 1.6%
Financials - 1.6%
Banks - 1.6%
Al Rajhi Bank	7,129	180,073
SOUTH AFRICA - 4.4%
Communication Services - 0.6%
Wireless Telecommunication Services - 0.6%
MTN Group Ltd	7,941	66,850
Consumer Discretionary - 1.2%
Broadline Retail - 1.2%
Naspers Ltd Class N	446	138,220
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Shoprite Holdings Ltd	3,364	49,032
Financials - 1.3%
Banks - 0.8%
Capitec Bank Holdings Ltd	406	78,722
Financial Services - 0.5%
FirstRand Ltd	14,696	62,491
TOTAL FINANCIALS		141,213

Materials - 0.9%
Metals & Mining - 0.9%
Impala Platinum Holdings Ltd (b)	11,408	107,659
TOTAL SOUTH AFRICA		502,974
TAIWAN - 17.0%
Communication Services - 0.2%
Entertainment - 0.2%
International Games System Co Ltd	885	23,253
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Eclat Textile Co Ltd	4,599	61,955
Industrials - 0.4%
Electrical Equipment - 0.2%
Bizlink Holding Inc	646	19,672
Machinery - 0.2%
Hiwin Technologies Corp	2,916	20,714
TOTAL INDUSTRIALS		40,386

Information Technology - 15.9%
Electronic Equipment, Instruments & Components - 0.6%
Chroma ATE Inc	2,826	40,668
Yageo Corp	1,572	27,851
		68,519
Semiconductors & Semiconductor Equipment - 14.9%
ASE Technology Holding Co Ltd	5,696	29,037
eMemory Technology Inc	905	61,564
MediaTek Inc	2,811	128,734
Taiwan Semiconductor Manufacturing Co Ltd	38,227	1,482,311
		1,701,646
Technology Hardware, Storage & Peripherals - 0.4%
Wiwynn Corp	530	48,987
TOTAL INFORMATION TECHNOLOGY		1,819,152

TOTAL TAIWAN		1,944,746
TURKEY - 0.4%
Industrials - 0.4%
Electrical Equipment - 0.4%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	15,620	40,248
UNITED ARAB EMIRATES - 2.8%
Energy - 2.2%
Energy Equipment & Services - 1.2%
ADNOC Drilling Co PJSC	81,415	129,447
Oil, Gas & Consumable Fuels - 1.0%
Adnoc Gas PLC	132,263	119,910
TOTAL ENERGY		249,357

Financials - 0.6%
Banks - 0.6%
Abu Dhabi Commercial Bank PJSC	17,314	76,740
TOTAL UNITED ARAB EMIRATES		326,097
UNITED KINGDOM - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
Anglogold Ashanti Plc (South Africa)	2,401	108,767
UNITED STATES - 0.3%
Materials - 0.3%
Construction Materials - 0.3%
Titan SA	895	35,799
TOTAL COMMON STOCKS (Cost $9,972,569)		11,391,804

U.S. Treasury Obligations - 0.2%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 9/4/2025 (Cost $19,920)	4.29	20,000	19,919

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $9,992,489)	11,411,723
NET OTHER ASSETS (LIABILITIES) - 0.3%	38,196
NET ASSETS - 100.0%	11,449,919

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $823,134 or 7.2% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $879,153 or 7.7% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	6,478,887	6,478,887	1,327	-	-	-	-	0.0%
Total	-	6,478,887	6,478,887	1,327	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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